Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Textual)
Cash, FDIC insured amount	$ 250,000		$ 250,000
Cash, uninsured amount	0		277,989	$ 0
Revenues	159,588	$ 1,475	265,747	93,664
Research and development expense	84,717	55,165	329,452	210,706
Advertising and marketing costs	$ 191,471	$ 43,773	$ 1,041,575	$ 197,372
Anti-dilutive securities shares (in Shares)	73,193,185	0	7,156,406	0
Income tax benefit, percentage	50.00%		50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful live estimated useful live	3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Estimated useful live estimated useful live	7 years		7 years